2

            PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                               STRONG INCOME FUNDS
                                 INVESTOR CLASS

                           STRONG CORPORATE BOND FUND
                          STRONG CORPORATE INCOME FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HIGH-YIELD BOND FUND
                           STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND
                          STRONG SHORT-TERM INCOME FUND

                               STRONG INCOME FUNDS
                                  ADVISOR CLASS

                           STRONG CORPORATE BOND FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HIGH-YIELD BOND FUND
                           STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND

                               STRONG INCOME FUNDS
                               INSTITUTIONAL CLASS

                            STRONG ADVISOR BOND FUND
                       STRONG ADVISOR MUNICIPAL BOND FUND
                           STRONG CORPORATE BOND FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HIGH-YIELD BOND FUND
                           STRONG SHORT-TERM BOND FUND


               Supplement to the Prospectuses dated March 1, 2004

STRONG CORPORATE BOND FUND

The following paragraph is effective until May 1, 2004, under the section entitled "What are the Funds' principal investment strategies?"

The CORPORATE BOND FUND invests, under normal conditions, at least 80% of its net assets in intermediate-maturity bonds issued by U.S. companies. Under normal conditions, the Fund invests at least 75% of its net assets in investment-grade debt obligations. To increase the income it pays out, it may also invest up to 25% of its net assets in lower-quality, high-yield bonds (commonly referred to as junk bonds) with positive or improving credit fundamentals. The Fund's average effective maturity will normally be between 7 and 12 years. The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity, or to enhance the Fund's yield) and may utilize an active trading approach

Effective May 1, 2004, the following paragraph replaces the above paragraph and the paragraph in the prospectuses, dated March 1, 2004, under the section entitled "What are the Funds' principal investment strategies?"

The CORPORATE BOND FUND invests, under normal conditions, at least 80% of its net assets in bonds issued by corporations or similar entities. Under normal conditions, the Fund invests at least 75% of its net assets in investment-grade debt obligations. To increase the income it pays out, it may also invest up to 25% of its net assets in lower-quality, high-yield bonds (commonly referred to as junk bonds). The Fund's average effective maturity will normally be between 7 and 12 years. The Fund may also invest up to 30% of its net assets in foreign securities. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity) and may utilize an active trading approach.

            The date of this Prospectus Supplement is March 1, 2004.